Fixed Assets (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation	$ 0	$ 26,000	$ 65,000	$ 32,469